Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Rights Net [Abstract]
Summary of Land Use Rights, Net	The land use rights are summarized as follows:
	As of December 31,
	2020	2021
	RMB	RMB
Land use rights	63,618	63,618
Less: Accumulated amortization	(636)	(1,896)
Land use right, net	62,982	61,722